INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
3	INVENTORIES

Inventories by major category consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Raw materials	134,354	98,877
Work in progress	1,049	9,378
Finished goods	40,620	46,753

Total inventories	176,023	155,008